Acquisitions - Schedule of Cash Outflow Associated with the Acquisition (Details) - USD ($) $ in Thousands		12 Months Ended
	Apr. 07, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Acquisition consideration
Net cash outflow		$ 0	$ 3,241,415	$ 0
IGT
Acquisition consideration
Cash consideration	$ 3,616,410
Less cash acquired	(374,995)
Net cash outflow	3,241,415
IGT | Shareholders
Acquisition consideration
Cash consideration	3,572,968
IGT | Employees
Acquisition consideration
Cash consideration	$ 43,442